9. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Components of income tax expense (benefit)
(Dollars in thousands)
	2020	2019	2018
Current expense	$3,049	2,972	2,546
Deferred income tax expense	(560)	164	78
Total income tax	$2,489	3,136	2,624

Schedule of effective income Tax rate reconciliation
(Dollars in thousands)
	2020	2019	2018
Tax expense at statutory rate	$2,908	3,613	3,361
State income tax, net of federal income tax effect	261	351	358
Tax-exempt interest income	(649)	(802)	(990)
Increase in cash surrender value of life insurance	(80)	(81)	(81)
Nondeductible interest and other expense	46	40	23
Other	3	15	(47)
Total	$2,489	3,136	2,624

Schedule of deferred tax assets and liabilities
(Dollars in thousands)
	2020	2019
Deferred tax assets:
Allowance for loan losses	$2,276	1,535
Accrued retirement expense	1,190	1,150
Restricted stock	190	217
Accrued bonuses	-	265
Interest income on nonaccrual loans	1	2
Lease liability	798	838
Total gross deferred tax assets	4,455	4,007

Deferred tax liabilities:
Deferred loan fees	284	343
Accumulated depreciation	873	873
Prepaid expenses	5	7
ROU Asset	787	832
Other	41	47
Unrealized gain on available for sale securities	1,611	1,087
Total gross deferred tax liabilities	3,601	3,189

Net deferred tax asset	$854	818